Accounts receivable, net	6 Months Ended
Sep. 30, 2022
Accounts receivable, net
Accounts receivable, net

5.Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of
	September 30, 2022	March 31, 2022
Accounts receivable, gross	$140,112	$252,215
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$140,112	$252,215